Trade Payables	12 Months Ended
Dec. 31, 2022
Trade Payables [Abstract]
TRADE PAYABLES
NOTE 14:-	TRADE PAYABLES

	December 31,
	2022	2021
	USD in thousands
Open debts	12,410	14,823
Checks payable	1,361	171
	13,771	14,994

Trade payables are non-interest bearing and are normally settled on current + 60-day terms.